Leases (Tables)	12 Months Ended
Oct. 31, 2022
Leases [Abstract]
Schedule of supplemental cash flow information related to leases
Year Ended
October 31, 2022
Lease Cost
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$257,563

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended October 31, 2022	$224,759
Weighted average remaining lease term – operating leases (in years)	3.58
Average discount rate – operating lease	4.75%

Schedule of supplemental balance sheet information related to leases
	October 31,	October 31,
	2022	2021
Operating leases
Right-of-use assets	$725,903	$846,200

Operating lease liabilities	$768,185	$700,580

Schedule of undiscounted future minimum lease payment schedule
For the years ending October 31,	Amounts
2023	399,344
2024	218,583
2025	196,763
Total	814,690